SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net loss	$ (12,508)	$ (19,170)	$ (7,784)
Income tax expense for the period	(106)	(2,058)	(89)
Income (loss) before tax	$ (12,614)	$ (21,228)	$ (7,873)
Effective tax rate	1.00%	10.00%	1.00%
Permanent differences not deductible (taxable) for tax purposes	$ 3,942	$ (1,799)	$ (971)
Unrecognized tax losses	695	6,322	3,323
Change in the valuation allowance	(2,221)
Recalculated tax expense	$ (2,523)	$ (6,581)	$ (2,441)
Statutory tax rate in Morocco	20.00%	31.00%	31.00%